Other Intangible Assets	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Other Intangible Assets
Other Intangible Assets
Other intangible assets consist of the following:

	December 31,
	2017	2016
	(In millions)
Customer relationships and contracts	$860	$748
Trademarks and tradenames	81	74
Computer software	357	324
	1,298	1,146
Accumulated amortization	(680)	(561)
	$618	$585

Amortization expense for amortizable intangible assets, which consist primarily of customer relationships and computer software, was $130 million, $110 million, and $103 million for the years ended December 31, 2017, 2016 and 2015, respectively. Estimated amortization expense for the next five years for assets owned at December 31, 2017, is $100 million in 2018, $93 million in 2019, $79 million in 2020, $64 million in 2021 and $50 million in 2022.